Consolidated Balance Sheets - DKK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Intangible assets	kr 413	kr 470
Property, plant and equipment	414	237
Right-of-use assets	312	177
Receivables	12	11
Deferred tax assets	239	139
Other investments	152	149
Total non-current assets	1,542	1,183
Receivables	6,359	2,990
Marketable securities	6,177	7,419
Cash and cash equivalents	6,605	3,552
Total current assets	19,141	13,961
Total assets	20,683	15,144
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	65	65
Share premium	11,826	11,755
Other reserves	98	98
Retained Earnings	5,882	2,130
Shareholders' equity	17,871	14,048
Provisions	2	2
Lease liabilities	313	155
Deferred revenue	487
Other payables	1	1
Total non-current liabilities	803	158
Corporate tax payable	1,085	73
Lease liabilities	43	26
Deferred revenue	26
Other payables	855	839
Total current liabilities	2,009	938
Total liabilities	2,812	1,096
Total shareholders' equity and liabilities	kr 20,683	kr 15,144